Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
NOTE 19	Commitments and Contingencies

LEASE COMMITMENTS:    TSYS is obligated under noncancelable operating leases for computer equipment and facilities.

The future minimum lease payments under noncancelable operating leases with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2011, are as follows:

(in thousands)
2012	$86,882
2013	78,946
2014	35,061
2015	9,328
2016	7,257
Thereafter	23,327

Total future minimum lease payments	$240,801

The majority of computer equipment lease commitments come with a renewal option or an option to terminate the lease. These lease commitments may be replaced with new leases which allow the Company to continually update its computer equipment. Total rental expense under all operating leases in 2011, 2010 and 2009 was $97.5 million, $102.1 million and $105.4 million, respectively. Total rental expense under sublease arrangements in 2010 and 2009 was $675,000 and $720,000, respectively. The rental income under sublease arrangements in 2010 and 2009 was $809,000 and $863,000, respectively.

CONTRACTUAL COMMITMENTS:    In the normal course of its business, the Company maintains long-term processing contracts with its clients. These processing contracts contain commitments, including, but not limited to, minimum standards and time frames against which the Company’s performance is measured. In the event the Company does not meet its contractual commitments with its clients, the Company may incur penalties and certain clients may have the right to terminate their contracts with the Company. The Company does not believe that it will fail to meet its contractual commitments to an extent that will result in a material adverse effect on its financial position, results of operations or cash flows.

CONTINGENCIES:    The Company is subject to various legal proceedings and claims and is also subject to information requests, inquiries and investigations arising out of the ordinary conduct of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that TSYS determines to be both probable and reasonably estimable in accordance with ASC 450, “Contingencies.” In the opinion of management, based on current knowledge and in part upon the advise of legal counsel, all matters are believed to be adequately covered by insurance, or, if not covered, the possibility of losses from such matters are believed to be remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

GUARANTEES AND INDEMNIFICATIONS:    The Company has entered into processing and licensing agreements with its clients that include intellectual property indemnification clauses. Under these clauses, the Company generally agrees to indemnify its clients, subject to certain exceptions, against legal claims that TSYS’ services or systems infringe on certain third party patents, copyrights or other proprietary rights. In the event of such a claim, the Company is generally obligated to hold the client harmless and pay for related losses, liabilities, costs and expenses, including, without limitation, court costs and reasonable attorney’s fees. The Company has not made any indemnification payments pursuant to these indemnification clauses.

The Company has not recorded a liability for guarantees or indemnities in the accompanying consolidated balance sheet since the maximum amount of potential future payments under such guarantees and indemnities is not determinable

PRIVATE EQUITY INVESTMENTS: On May 31, 2011, the Company entered into a limited partnership agreement in connection with its agreement to invest in an Atlanta-based venture capital fund focused exclusively on investing in technology-enabled financial services companies. Pursuant to the limited partnership agreement, the Company has committed to invest up to $20 million in the fund so long as its ownership interest in the fund does not exceed 50%. At December 31, 2011, the Company had made investments in the fund of $1.6 million.